SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
PartnerRe Ltd.
Supplementary Insurance Information
For the years ended December 31, 2018, 2017 and 2016
(Expressed in thousands of U.S. dollars)

	Deferred Policy Acquisition Costs(1)	Gross Reserves(1)	Unearned Premiums(1)	Other Benefits Payable(1)	Premium Revenue(1)	Net Investment Income(2)	Losses Incurred(1)	Amortization of DAC(1)	Other Expenses (1), (3)	Premiums Written(1)
2018
Non-life	$553,535	$9,895,376	$2,062,736	$—	$4,301,862	$ N/A	$3,168,647	$1,107,760	$102,397	$4,592,282
Life and Health	189,511	—	10,217	2,198,080	1,211,948	65,567	1,024,608	129,704	51,055	1,211,082
Corporate and Other	—	—	—	—	—	350,354	—	—	152,116	—
Total	$743,046	$9,895,376	$2,072,953	$2,198,080	$5,513,810	$415,921	$4,193,255	$1,237,464	$305,568	$5,803,364

2017
Non-life	$493,196	$10,102,172	$1,807,013	$—	$4,055,191	$ N/A	$3,005,567	$1,023,065	$121,134	$4,154,809
Life and Health	179,111	—	11,986	2,098,759	969,790	59,895	835,415	96,708	44,346	965,117
Corporate and Other	—	—	—	—	—	342,176	—	—	182,918	—
Total	$672,307	$10,102,172	$1,818,999	$2,098,759	$5,024,981	$402,071	$3,840,982	$1,119,773	$348,398	$5,119,926

2016
Non-life	$439,195	$9,247,200	$1,608,880	$—	$4,170,389	$ N/A	$2,566,932	$1,095,251	$251,306	$4,154,707
Life and Health	158,044	—	14,916	1,722,330	799,207	57,664	681,159	91,351	43,502	798,763
Corporate and Other	—	—	—	—	—	353,200	—	—	177,096	—
Total	$597,239	$9,247,200	$1,623,796	$1,722,330	$4,969,596	$410,864	$3,248,091	$1,186,602	$471,904	$4,953,470

(1)
In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.

(2)
Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.

(3)
Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.